GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 14, 2018
Business Acquisition [Line Items]
Goodwill	$ 31,683	$ 31,683
Netonomy LTD [Member]
Business Acquisition [Line Items]
Non-current assets			$ 4
Account Payable			(11)
Other Payables			(142)
IPR&D			3,659
Goodwill			121
Net assets acquired			$ 3,631